BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 46,552	$ 40,904
Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	47,381
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(829)
2025 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,016
2025 | Total principal repayments | Canadian diversified midstream operation
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,200
2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,652
2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,668
2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,464
2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,355
Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	24,226
Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	13,586	11,772
Utilities | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	13,687
Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(101)
Utilities | 2025 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,080
Utilities | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,020
Utilities | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,250
Utilities | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,894
Utilities | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,788
Utilities | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,655
Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,319	11,710
Transport | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,818
Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(499)
Transport | 2025 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	571
Transport | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,169
Transport | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,143
Transport | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	729
Transport | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,637
Transport | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,569
Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,512	11,154
Midstream | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,530
Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(18)
Midstream | 2025 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,082
Midstream | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	422
Midstream | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,453
Midstream | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	586
Midstream | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	635
Midstream | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,352
Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,135	$ 6,286
Data | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,346
Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(211)
Data | 2025 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	283
Data | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,041
Data | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	822
Data | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,255
Data | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,295
Data | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 4,650